Convertible Debt - Related Party (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Coupon interest expense	$ 106,167	$ 0	$ 165,277	$ 3,100	$ 26,433	$ 667
Noncash Interest Expense
Amortization of debt discount	184,313	0	238,293	34,608	56,253	0
Amortization of transaction costs	3,485	0	6,458	0	2,283	0
Other interest expense					9,794
Interest expense	$ 293,965	$ 0	$ 410,028	$ 37,708	$ 94,763	$ 667